Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Debt Instrument [Line Items]
Summary of Company's debt

	March 27, 2021	December 26, 2020
Revolving loans	$120,000	$72,000
Senior term loan, due 2025	1,034,392	1,037,044
6.375% Senior Notes, due 2022	330,000	330,000
11.6% Junior Subordinated Debentures – Preferred	105,443	105,443
Junior Subordinated Debentures – Common	3,261	3,261
Capital & finance leases	1,838	2,044
	1,594,934	1,549,792
Unamortized premium on 11.6% Junior Subordinated Debentures	14,187	14,591
Unamortized discount on Senior term loan	(6,157)	(6,532)
Current portion of long term debt, capital leases and finance leases	(11,442)	(11,481)
Deferred financing fees	(10,064)	(10,862)
Total long term debt, net	$1,581,458	$1,535,508

	December 26,	December 28,
	2020	2019
Revolving loans	$72,000	$113,000
Senior Term Loan, due 2025	1,037,044	1,047,653
6.375% Senior Notes, due 2022	330,000	330,000
11.6% Junior Subordinated Debentures – Preferred	105,443	105,443
Junior Subordinated Debentures – Common	3,261	3,261
Finance leases & other obligations	2,044	2,275
	1,549,792	1,601,632
Unamortized premium on 11.6% Junior Subordinated Debentures	14,591	16,110
Unamortized discount on Senior Term Loan	(6,532)	(8,040)
Current portion of long term debt and capital leases	(11,481)	(11,358)
Deferred financing fees	(10,862)	(14,055)
Total long term debt, net	$1,535,508	$1,584,289